Condensed interim consolidated statements of financial position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,111	$ 9,325
Trade and other receivables (Note 5)	5,646	6,631
Inventories (Note 6)	8,250	9,366
Prepaid expenses	1,774	869
Forward contracts (Note 16)	263
Current assets	19,044	26,191
Non-current assets
Restricted cash	709	335
Property, plant and equipment (Note 7)	106,048	100,301
Total assets	125,801	126,827
Current liabilities
Trade and other payables	10,410	10,393
Pre-payment facility (Note 9)	5,355	4,000
Current liabilities	15,765	14,393
Non-current liabilities
Other long-term liabilities	735	564
Pre-payment facility (Note 9)	6,875	11,000
Post-employment benefit obligations	8,631	8,618
Decommissioning provision	3,850	3,948
Deferred tax liabilities (Note 15)	236	246
Total liabilities	36,092	38,769
Equity
Share capital (Note 10)	212,498	207,012
Equity reserve	34,629	34,760
Foreign currency translation reserve	6,458	6,284
Deficit	(163,876)	(159,998)
Total equity	89,709	88,058
Total liabilities and equity	$ 125,801	$ 126,827